Tortoise Global Water Fund
Schedule of Investments
February 28, 2026 (Unaudited)

COMMON STOCKS - 99.4%	Shares	Value
Canada Water Infrastructure - 3.3%
Stantec, Inc.	21,471	$1,988,041

France Water Infrastructure - 4.6%
Veolia Environnement SA	63,948	2,717,172

Hong Kong Water Equipment/Services - 0.2%
China Lesso Group Holdings Ltd.	165,000	144,260

Hong Kong Water Infrastructure - 1.3%
Beijing Enterprises Water Group Ltd.	782,000	282,877
CT Environmental Group Limited (a)(b)	118,443	0
Guangdong Investment Limited	512,000	499,343
		782,220

Japan Water Equipment/Services - 5.2%
Kitz Corp.	15,200	210,434
Kurita Water Industries Ltd.	20,100	1,121,450
Lixil Corp.	54,200	636,871
Miura Co. Ltd.	21,200	437,806
Nomura Micro Science Co. Ltd.	6,200	140,544
Rinnai Corp.	21,000	547,709
		3,094,814

Japan Water Infrastructure - 1.5%
METAWATER Co, Ltd.	4,800	129,094
Organo Corp.	4,800	533,282
Oyo Corporation	3,600	71,809
Tsukishima Holdings Co. Ltd.	7,000	156,213
		890,398

Switzerland Water Equipment/Services - 4.7%
Belimo Holding AG (b)	1,854	1,861,596
Georg Fischer AG	14,512	920,720
		2,782,316

Switzerland Water Management - 4.0%
Geberit AG	2,822	2,378,430

United Kingdom Water Equipment/Services - 11.5%
Ferguson Enterprises, Inc.	17,542	4,572,083
Genuit Group PLC	46,903	240,826
Pentair PLC	20,414	2,024,865
		6,837,774

United Kingdom Water Infrastructure - 9.0%
Pennon Group PLC	88,845	718,394
Severn Trent PLC	49,789	2,200,826
United Utilities Group PLC	128,511	2,412,515
		5,331,735

United States Equipment/Services - 19.5%
Advanced Drainage Systems, Inc.	9,358	1,603,400
Energy Recovery Inc. (b)	6,928	72,259
Fortune Brands Innovations, Inc.	15,714	853,899
Franklin Electric Co., Inc.	5,007	498,797
Hayward Holdings, Inc. (b)	26,097	417,552
IDEX Corporation	9,790	2,050,711
Select Water Solutions, Inc.	12,898	176,316
Veralto Corp.	21,980	2,141,511
Xylem, Inc.	29,095	3,769,548
		11,583,993

United States Water Equipment/Services - 1.3%
Primo Brands Corp.	32,935	746,966

United States Water Infrastructure - 4.4%
Middlesex Water Company	2,398	129,492
Mueller Water Products, Inc. - Class A	20,448	612,009
NWPX Infrastructure, Inc. (b)	1,256	97,466
Otter Tail Corp.	5,481	466,433
Tetra Tech, Inc.	34,194	1,225,513
York Water Co.	1,887	62,044
		2,592,957

United States Water Management - 6.9%
A.O. Smith Corporation	14,828	1,156,584
Badger Meter, Inc.	3,854	587,465
Lindsay Corporation	1,413	190,331
Watts Water Technologies, Inc. - Class A	3,584	1,178,204
Zurn Elkay Water Solutions Corp.	19,481	993,142
		4,105,726

United States Water Treatment - 8.1%
Ecolab Inc.	15,660	4,828,761

United States Water Utilities - 13.9%
American States Water Company	5,063	377,345
American Water Works Co., Inc.	16,692	2,270,613
California Water Service Group	7,794	351,353
Cia de Saneamento Basico do Estado de Sao Paulo SABESP - ADR	61,676	1,850,897
Consolidated Water Co. Ltd.	1,958	74,110
Core & Main, Inc. - Class A (b)	24,942	1,350,859
Essential Utilities, Inc.	37,014	1,479,450
Gorman-Rupp Co.	2,718	174,577
H2O America	4,355	234,255
Montrose Environmental Group, Inc. (b)	4,298	125,588
		8,289,047
TOTAL COMMON STOCKS (Cost $49,969,699)		59,094,610

SHORT-TERM INVESTMENTS
MONEY MARKET FUNDS - 0.2%	Shares	Value
First American Government Obligations Fund - Class X, 3.60% (c)	134,890	134,890
TOTAL MONEY MARKET FUNDS (Cost $134,890)		134,890

TOTAL INVESTMENTS - 99.6% (Cost $50,104,589)		59,229,500
Other Assets in Excess of Liabilities - 0.4%		212,196
TOTAL NET ASSETS - 100.0%		$59,441,696

Percentages are stated as a percent of net assets.

ADR - American Depositary Receipt
PLC - Public Limited Company

(a)
Fair value determined using significant unobservable inputs in accordance with procedures established by and under the supervision of the Adviser, acting as Valuation Designee. These securities represented $0 or 0.0% of net assets as of February 28, 2026.

(b)	Non-income producing security.
(c)	The rate shown represents the 7-day annualized yield as of February 28, 2026.

Summary of Fair Value Disclosure as of February 28, 2026 (Unaudited)

Tortoise Global Water Fund (the "Fund") has adopted fair value accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or valuation methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and based on the best information available.

The following is a summary of the fair valuation hierarchy of the Fund’s securities as of February 28, 2026:

	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks	$59,094,610	$–	$0	$59,094,610
Money Market Funds	134,890	–	–	134,890
Total Investments	$59,229,500	$–	$0	$59,229,500

Refer to the Schedule of Investments for further disaggregation of investment categories.